CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Net income	$ 2,059	$ 8,232	$ 8,231
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,709	1,736	1,755
Provision for (reversal of) credit losses, net	(229)	(148)	397
Allowance for obsolete inventories, net	116	(25)
Loss (gain) on disposal of property, plant and equipment	(18)	24	(22)
Unrealized holding loss (gain) on marketable securities	3,973	(872)	(2,010)
Gain on sales of marketable securities	(581)	(1,073)	(333)
Deferred income tax expense (benefit)	(178)	(557)	206
Scrip dividend received			(19)
Exchange loss (gain) arising from marketable securities		117	(661)
Changes in operating assets and liabilities:
Accounts receivable	2,720	(3,339)	(2,804)
Inventories	6,378	(7,601)	(7,615)
Prepaid expenses and other current assets	777	563	(737)
Accounts payable	(2,889)	316	4,918
Accrued payroll and employee benefits	332	504	1,030
Customer deposits	(127)	660	511
Other accrued liabilities	(961)	934	298
Income taxes payable	(83)	346	151
Net cash provided by (used in) operating activities	12,998	(183)	3,296
Cash flows from investing activities
Purchase of property, plant and equipment	(792)	(1,504)	(551)
Proceeds from sale of property, plant and equipment, net of transaction costs	67	50	81
Purchase of marketable securities	(3,469)	(11,543)	(6,059)
Proceeds from sales of marketable securities	3,854	11,245	6,150
(Increase) decrease of fixed deposits with original maturities over three months	1,301	(1,654)	(1,917)
Increase of fixed deposits with original maturities over twelve months	(2,076)	(26)	(427)
Net cash used in investing activities	(1,115)	(3,432)	(2,723)
Cash flows from financing activities
Dividends paid	(3,188)	(3,186)	(2,864)
Proceeds from exercise of stock options		43
Net cash used in financing activities	(3,188)	(3,143)	(2,864)
Net increase (decrease) in cash and cash equivalents	8,695	(6,758)	(2,291)
Cash and cash equivalents, beginning of year	13,465	20,223	22,514
Cash and cash equivalents, end of year	22,160	13,465	20,223
Cash paid during the year for:
Interest
Income taxes	$ 418	$ 68	$ 236